Debt Debt- Summary of Financial Expense, net (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Financial Expense, net [Abstract]
Interest Expense, Long-term Debt		$ 20,652		$ 10,945
Amortization of Deferred Charges		4,249		3,811
Write off of deferred financing costs	$ 470	470	$ 3,781	2,456
Other Financial Services Costs		450		893
Financial expense		$ 25,821	$ 18,105	$ 18,105